Income and Expenses - Summary of Revenue from Contracts with Customers (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2018 PHP (₱)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	₱ 164,752
Inter-segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	(11,537)
Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	154,207
Service Revenue [Member] | Inter-segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	(11,536)
Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	10,545
Non-service Revenue [Member] | Inter-segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	(1)
Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	154,207
Transferred over Time [Member] | Inter-segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	(11,536)
Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	10,545
Transferred at a Point Time [Member] | Inter-segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	(1)
Wireless [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	89,929
Wireless [Member] | Service Revenue [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	83,001
Wireless [Member] | Non-service Revenue [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	6,928
Wireless [Member] | Transferred over Time [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	83,001
Wireless [Member] | Transferred at a Point Time [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	6,928
Fixed Line [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	85,222
Fixed Line [Member] | Service Revenue [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	81,648
Fixed Line [Member] | Non-service Revenue [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	3,574
Fixed Line [Member] | Transferred over Time [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	81,648
Fixed Line [Member] | Transferred at a Point Time [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	3,574
Others [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	1,138
Others [Member] | Service Revenue [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	1,094
Others [Member] | Non-service Revenue [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	44
Others [Member] | Transferred over Time [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	1,094
Others [Member] | Transferred at a Point Time [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue from contracts with customers	₱ 44